Finance and operating leases - Supplemental balance sheet information (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term (in years):
Finance leases	2 years 7 months 6 days	1 year 10 months 24 days
Operating leases	10 years 3 months 18 days	10 years 2 months 12 days
Weighted-average discount rate:
Finance leases	5.19%	3.53%
Operating leases	4.59%	4.64%